Net Loss Per Share (Details) - Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Dilutive Securities not Included in Net Income (Loss) Per Share Common Share [Abstract]
Public Warrants and Private Warrants	9,000,000
Earnout shares	3,500,000
RSUs	4,078,559	10,984,241
Stock options	4,522,529	6,400,758
Convertible preferred stock (on an as-converted basis)		2,254,901
Common stock warrants		400,000
Convertible notes (in Dollars)		$ 131,072,000
Total	21,101,088	20,170,972